Leases (Details) - Schedule of maturity of lease liabilities under the non-cancelable operating leases	Jun. 30, 2022 USD ($)
Schedule Of Maturity Of Lease Liabilities Under The Non Cancelable Operating Leases Abstract
2022	$ 64,764
Total lease payments	64,764
Less: interest	626
Present value of lease liabilities	$ 64,138